Pension and Other Post-Retirement Benefits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Defined benefit plan maximum allocation, percentage in equities	50.00%
Defined benefit plan maximum allocation, percentage in assets	20.00%
Reduction in defined benefit asset	$ 0	$ 0
Payment percentage of the annual cost	25.00%
Company's share of annual inflation limit	75.00%
Percentage of annual health care plan cost - US	70.00%
Annual inflation limit	6.00%
Percentage of defined benefit pension plans funded	96.00%	94.00%
Contributions recognized as expense under the plan	$ 19,000,000	$ 20,000,000	$ 25,000,000
Total cash payments for pensions and other post-retirement benefits	29,000,000	63,000,000	44,000,000
Expected contribution to the plan in next fiscal year	$ 58,000,000
Canada [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan settlement amount		$ 26,000,000
United States [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan settlement amount			$ 45,000,000